Information Provided in Connection with Investments in Deferred Annuity Contracts and Signature Notes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Consolidated Statement of Cash Flows (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ 5,576	$ 5,502
Adjustments:
Equity in net income of unconsolidated subsidiaries	0
Increase (decrease) in insurance contract liabilities	36,982	33,727
Increase (decrease) in investment contract liabilities	178	170
(Increase) decrease in reinsurance assets excluding coinsurance transactions	(2,374)	(557)
Amortization of (premium) discount on invested assets	154	117
Other amortization	656	626
Net realized and unrealized (gains) losses and impairment on assets	(22,521)	(20,265)
Deferred income tax expense (recovery)	280	(454)
Stock option expense	14	11
Cash provided by (used in) operating activities before undernoted items	18,945	18,877
Dividends from unconsolidated subsidiary		0
Changes in policy related and operating receivables and payables	1,103	1,665
Cash provided by (used in) operating activities	20,048	20,542
Investing activities
Purchases and mortgage advances	(111,981)	(80,610)
Disposals and repayments	98,850	65,333
Changes in investment broker net receivables and payables	(1,017)	1,159
Net cash flows from acquisition and disposal of subsidiaries and businesses	0	288
Cash provided by (used in) investing activities	(14,148)	(13,830)
Financing activities
Issue of long-term debt, net	2,455
Redemption of long-term debt	(652)	0
Issue of capital instruments, net	1,990	0
Redemption of capital instruments	(1,250)	(1,500)
Secured borrowings	1,376	107
Change in repurchase agreements and securities sold but not yet purchased	24	266
Changes in deposits from Bank clients, net	(579)	1,819
Lease payments	(134)	(117)
Shareholders' dividends paid in cash	(2,340)	(1,398)
Common shares repurchased	(253)	(1,339)
Common shares issued, net	36	104
Contributions from (distributions to) non-controlling interests, net	(10)	(22)
Cash provided by (used in) financing activities	663	(2,080)
Increase (decrease) during the year	6,563	4,632
Effect of foreign exchange rate changes on cash and short-term securities	(528)	(466)
Balance, beginning of year	19,548	15,382
Balance, December 31	25,583	19,548
Cash and short-term securities
Gross cash and short-term securities, beginning of year	20,300	16,215
Net payments in transit, included in other liabilities, beginning of year	(752)	(833)
Balance, beginning of year	19,548	15,382
Gross cash and short-term securities, end of year	26,167	20,300
Net payments in transit, included in other liabilities, end of year	(584)	(752)
Balance, December 31	25,583	19,548
Supplemental disclosures on cash flow information:
Interest received	11,736	11,549
Interest paid	1,188	1,299
Income taxes paid (refund)	1,358	104
MFC (Guarantor) [Member]
Operating activities
Net income (loss)	5,871	5,602
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,801)	(5,654)
Other amortization	7	5
Net realized and unrealized (gains) losses and impairment on assets	1	(12)
Deferred income tax expense (recovery)	25	(18)
Cash provided by (used in) operating activities before undernoted items	103	(77)
Dividends from unconsolidated subsidiary	3,000	3,000
Changes in policy related and operating receivables and payables	91	(39)
Cash provided by (used in) operating activities	3,194	2,884
Investing activities
Investment in common shares of subsidiaries	(4,483)	(404)
Notes receivable from subsidiaries	1,494	(1)
Cash provided by (used in) investing activities	(2,989)	(405)
Financing activities
Issue of long-term debt, net	2,455
Redemption of long-term debt	(652)
Issue of capital instruments, net	1,990
Shareholders' dividends paid in cash	(2,340)	(1,398)
Common shares repurchased	(253)	(1,339)
Common shares issued, net	36	104
Notes payable to subsidiaries	(1,501)	157
Cash provided by (used in) financing activities	(265)	(2,476)
Increase (decrease) during the year	(60)	3
Effect of foreign exchange rate changes on cash and short-term securities	85	(2)
Balance, beginning of year	22	21
Balance, December 31	47	22
Cash and short-term securities
Gross cash and short-term securities, beginning of year	22	21
Net payments in transit, included in other liabilities, beginning of year	0
Balance, beginning of year	22	21
Gross cash and short-term securities, end of year	47	22
Net payments in transit, included in other liabilities, end of year	0	0
Balance, December 31	47	22
Supplemental disclosures on cash flow information:
Interest received	522	422
Interest paid	426	423
Income taxes paid (refund)	(2)
JHUSA (Issuer) [Member]
Operating activities
Net income (loss)	1,763	499
Adjustments:
Equity in net income of unconsolidated subsidiaries	(1,344)	(772)
Increase (decrease) in insurance contract liabilities	11,937	11,381
Increase (decrease) in investment contract liabilities	48	51
(Increase) decrease in reinsurance assets excluding coinsurance transactions	(3,133)	(1,236)
Amortization of (premium) discount on invested assets	54	40
Other amortization	145	118
Net realized and unrealized (gains) losses and impairment on assets	(9,420)	(7,105)
Deferred income tax expense (recovery)	(784)	(192)
Stock option expense	3	(1)
Cash provided by (used in) operating activities before undernoted items	(731)	2,783
Dividends from unconsolidated subsidiary	411	623
Changes in policy related and operating receivables and payables	8,459	(146)
Cash provided by (used in) operating activities	8,139	3,260
Investing activities
Purchases and mortgage advances	(34,392)	(24,898)
Disposals and repayments	29,635	22,324
Changes in investment broker net receivables and payables	(431)	631
Capital contribution to unconsolidated subsidiaries	(1)	(1)
Return of capital from unconsolidated subsidiaries	22	177
Notes receivable from subsidiaries		13
Cash provided by (used in) investing activities	(5,167)	(1,754)
Financing activities
Secured borrowings	709
Lease payments	(9)	(8)
Dividends paid to parent	(1,270)	(1,123)
Cash provided by (used in) financing activities	(570)	(1,131)
Increase (decrease) during the year	2,402	375
Effect of foreign exchange rate changes on cash and short-term securities	(59)	(128)
Balance, beginning of year	2,564	2,317
Balance, December 31	4,907	2,564
Cash and short-term securities
Gross cash and short-term securities, beginning of year	3,058	2,783
Net payments in transit, included in other liabilities, beginning of year	(494)	(466)
Balance, beginning of year	2,564	2,317
Gross cash and short-term securities, end of year	5,213	3,058
Net payments in transit, included in other liabilities, end of year	(306)	(494)
Balance, December 31	4,907	2,564
Supplemental disclosures on cash flow information:
Interest received	4,334	4,252
Interest paid	109	83
Income taxes paid (refund)	721	(788)
Other subsidiaries
Operating activities
Net income (loss)	6,850	6,326
Adjustments:
Equity in net income of unconsolidated subsidiaries	(1,763)	(499)
Increase (decrease) in insurance contract liabilities	25,045	22,346
Increase (decrease) in investment contract liabilities	130	119
(Increase) decrease in reinsurance assets excluding coinsurance transactions	759	679
Amortization of (premium) discount on invested assets	100	77
Other amortization	504	503
Net realized and unrealized (gains) losses and impairment on assets	(13,102)	(13,148)
Deferred income tax expense (recovery)	1,039	(244)
Stock option expense	11	12
Cash provided by (used in) operating activities before undernoted items	19,573	16,171
Dividends from unconsolidated subsidiary	1,270	1,123
Changes in policy related and operating receivables and payables	(7,447)	1,850
Cash provided by (used in) operating activities	13,396	19,144
Investing activities
Purchases and mortgage advances	(77,589)	(55,712)
Disposals and repayments	69,215	43,009
Changes in investment broker net receivables and payables	(586)	528
Net cash flows from acquisition and disposal of subsidiaries and businesses		288
Notes receivable from parent	1,501	(157)
Cash provided by (used in) investing activities	(7,459)	(12,044)
Financing activities
Redemption of capital instruments	(1,250)	(1,500)
Secured borrowings	667	107
Change in repurchase agreements and securities sold but not yet purchased	24	266
Changes in deposits from Bank clients, net	(579)	1,819
Lease payments	(125)	(109)
Dividends paid to parent	(3,411)	(3,623)
Common shares issued, net	4,483	404
Contributions from (distributions to) non-controlling interests, net	(10)	(22)
Capital contributions by parent	1	1
Return of capital to parent	(22)	(177)
Notes payable to parent	(1,494)	(12)
Cash provided by (used in) financing activities	(1,716)	(2,846)
Increase (decrease) during the year	4,221	4,254
Effect of foreign exchange rate changes on cash and short-term securities	(554)	(336)
Balance, beginning of year	16,962	13,044
Balance, December 31	20,629	16,962
Cash and short-term securities
Gross cash and short-term securities, beginning of year	17,220	13,411
Net payments in transit, included in other liabilities, beginning of year	(258)	(367)
Balance, beginning of year	16,962	13,044
Gross cash and short-term securities, end of year	20,907	17,220
Net payments in transit, included in other liabilities, end of year	(278)	(258)
Balance, December 31	20,629	16,962
Supplemental disclosures on cash flow information:
Interest received	7,992	7,823
Interest paid	1,765	1,741
Income taxes paid (refund)	639	892
Consolidation adjustments [Member]
Operating activities
Net income (loss)	(8,908)	(6,925)
Adjustments:
Equity in net income of unconsolidated subsidiaries	8,908	6,925
Dividends from unconsolidated subsidiary	(4,681)	(4,746)
Changes in policy related and operating receivables and payables		0
Cash provided by (used in) operating activities	(4,681)	(4,746)
Investing activities
Investment in common shares of subsidiaries	4,483	404
Capital contribution to unconsolidated subsidiaries	1	1
Return of capital from unconsolidated subsidiaries	(22)	(177)
Notes receivable from parent	(1,501)	157
Notes receivable from subsidiaries	(1,494)	(12)
Cash provided by (used in) investing activities	1,467	373
Financing activities
Dividends paid to parent	4,681	4,746
Common shares issued, net	(4,483)	(404)
Capital contributions by parent	(1)	(1)
Return of capital to parent	22	177
Notes payable to parent	1,494	12
Notes payable to subsidiaries	1,501	(157)
Cash provided by (used in) financing activities	3,214	4,373
Supplemental disclosures on cash flow information:
Interest received	(1,112)	(948)
Interest paid	$ (1,112)	$ (948)